Unaudited Condensed Consolidated Statements of Cash Flows	6 Months Ended			12 Months Ended
	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (174,522,798)	$ (24,307,475)	¥ (11,125,365)	¥ (145,479,105)	$ (21,170,758)	¥ (106,004,401)	¥ (191,826,242)
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred income taxes	(820,353)	(114,258)	565,625	1,133,504	164,952	4,937,120	17,454,245
Depreciation of property, plant and equipment	16,514,915	2,300,192	13,818,386	29,735,024	4,327,171	24,475,736	22,240,060
Amortization of intangible assets	3,418,436	476,119	3,409,643	6,952,783	1,011,800	6,678,233	5,665,735
Loss on disposal of property, plant and equipment			64,179			273,982	24,876
Share-based compensation			(85,316)	3,505,001	510,063	7,764,448	76,756,500
Bad debt provision of accounts receivable	5,341,696	743,990	6,447,109	10,750,948	1,564,525	5,084,925	6,414,634
Write-down of inventories to net realizable value	10,678,694	1,487,325		(723,583)	(105,299)	4,393,630	1,109,400
Non-cash lease expense	2,452,349	341,562	2,409,286	4,423,612	643,743	3,787,628	2,233,089
Fair value changes of warrant liability	(6,851,308)	(954,248)		(21,358)	(3,108)
Changes in operating assets and liabilities:
Inventories	(38,118,113)	(5,309,077)	4,838,379	(18,151,804)	(2,641,530)	(89,459,313)	(68,728,378)
Accounts receivable	28,341,162	3,947,347	(166,251,393)	(165,247,635)	(24,047,562)	(99,137,291)	(220,734,141)
Amounts due from related parties						30,088,833	(3,086,330)
Prepaid expenses and other current assets	(22,438,580)	(3,125,237)	4,102,924	8,992,574	1,308,639	59,229,801	146,767,686
Accounts payable	4,538,651	632,142	6,583,078	49,628,389	7,222,141	14,427,864	(4,424,337)
Amounts due to related parties							(245,808)
Accrued expenses and other liabilities	29,330,997	4,085,211	37,289,942	43,029,496	6,261,841	(35,633,487)	140,210
Deferred government grants	(1,147,850)	(159,872)	(8,026,551)	(6,447,010)	(938,197)	(656,673)	(44,290)
Income taxes payable							(34,105,055)
Operating lease liabilities	(2,549,633)	(355,112)	(1,435,079)	(4,550,232)	(662,170)	(3,796,392)	(2,222,291)
Net cash used in operating activities	(145,831,735)	(20,311,391)	(107,395,153)	(182,469,396)	(26,553,749)	(173,545,357)	(246,610,437)
Cash flows from investing activities:
Proceeds from disposal of property, plant and equipment	155,191	21,615		68,001	9,896	8,000	644,842
Purchases of property, plant and equipment	(23,576,885)	(3,283,780)	(15,017,753)	(52,758,124)	(7,677,594)	(295,314,351)	(104,883,783)
Purchases of intangible assets			(4,006,598)	(4,291,597)	(624,532)	(3,617,607)
Net cash used in investing activities	(23,421,694)	(3,262,165)	(19,024,351)	(56,981,720)	(8,292,230)	(298,923,958)	(104,238,941)
Cash flows from financing activities:
Proceeds from issuance of mezzanine equity							729,412,999
Shareholders’ contribution							1,589,236
Proceeds from business combination				252,457,329	36,738,701
Offering cost				(35,884,661)	(5,222,094)
Proceeds from bank loans and other borrowings	201,211,920	28,024,725	102,513,927	247,387,392	36,000,901	414,116,587	32,253,609
Repayment of bank loans and other borrowings	(156,356,071)	(21,777,218)	(50,606,602)	(146,510,134)	(21,320,799)	(49,558,442)	(160,407,571)
Proceeds from borrowings from related parties							299,757,219
Repayment of borrowings from related parties							(163,346,796)
Net cash provided by financing activities	44,855,849	6,247,507	51,907,325	317,449,926	46,196,709	364,558,145	739,258,696
Effect of foreign exchange rate on cash	13,933,287	1,940,621	30,471,942	21,303,512	3,100,180	(11,478,411)	(2,674)
Net decrease in cash	(110,464,293)	(15,385,428)	(44,040,237)	99,302,322	14,450,910	(119,389,581)	388,406,644
Cash at the beginning of the period	370,369,825	51,584,978	271,067,503	271,067,503	39,446,935	390,457,084	2,050,440
Cash at the end of the period	259,905,532	36,199,550	227,027,266	370,369,825	51,584,978	271,067,503	390,457,084
Reconciliation of cash and restricted cash
Cash	259,905,532		226,765,500	370,108,059		271,067,503
Restricted cash			261,766	261,766
Total cash and restricted cash shown in the statements of cash flows	259,905,532		227,027,266	370,369,825		271,067,503	390,457,084
Supplemental disclosures of cash flow information:
Income taxes paid							34,105,055
Interest paid	10,132,047	1,411,188	12,723,051	27,289,057	3,971,224	2,404,357	8,124,572
Non-cash transactions:
Accretion to redemption value of convertible redeemable preferred shares			72,083,238	137,991,697	20,081,159	130,662,326	16,610,297
Operating right-of-use assets recognized for related operating lease liabilities	811,094	112,969		331,218	48,200	1,516,478	15,048,446
Forgiveness of amounts due to related parties							446,092,527
Equity transaction from warrants				(8,870,007)	(1,290,802)
Equity transaction from preferred shares				1,636,897,084	238,208,461
Previously Reported
Cash flows from operating activities:
Net loss				(145,479,105)		(106,004,401)
Cash flows from financing activities:
Cash at the beginning of the period	¥ 370,369,825	$ 53,897,845	¥ 271,067,503	271,067,503		390,457,084
Cash at the end of the period				370,369,825	$ 53,897,845	271,067,503	390,457,084
Reconciliation of cash and restricted cash
Total cash and restricted cash shown in the statements of cash flows				¥ 370,369,825		¥ 271,067,503	¥ 390,457,084